Cover	Aug. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2023
Entity File Number	000-55897
Entity Registrant Name	INTERNET SCIENCES, INC.
Entity Central Index Key	0001720286
Entity Tax Identification Number	81-2775456
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	667 Madison Ave
Entity Address, Address Line Two	5h Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	212
Local Phone Number	823-6272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false